Taxation	12 Months Ended
Dec. 31, 2017
Taxation
Taxation
15.	Taxation

(a) Value-Added Tax (VAT)

Under the PRC Provisional Regulations on Value-Added Tax, the Group’s revenue are subject to VAT at the rate of 17% for revenues generated from sales of products and leasing services, less any deductible VAT already paid or borne by such entity. The Group’s service revenues other than leasing services are subject to VAT at a rate of 6%. The VAT balance is recorded in tax payable in the consolidated balance sheets.

(b) Income Taxes

For the year ended December 31, 2017, loss before tax of RMB13,200 comprised of RMB58,791 profit from PRC subsidiaries and RMB71,991 loss from non-PRC subsidiaries

The following table sets forth current and deferred portion of income tax expenses/ (benefits) of the Group:

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current tax provision	63,527	29,024	31,383
Deferred tax provision	7,876	2,580	(7,605)
Income tax expenses	71,403	31,604	23,778

Cayman Islands (“Cayman”)

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% for income arising in or derived from Hong Kong.

PRC

Entities incorporated in the PRC are subject to Corporate Income Tax (“CIT”) at a rate of 25% under the CIT Law.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

In April 2008 with subsequent amendments and updates, the State Administration of Taxation, the Ministry of Science and Technology and the Ministry of Finance jointly issued the Administrative Rules for the certification of High and New Technology Enterprises (“HNTE”) specifying the criteria and procedures. Reemake Media was granted as a HNTE in December 2012 and extended in September 2015, is entitled to the preferential CIT rate of 15% from 2015 through 2018.

Tianjin Cyril was granted as a HNTE in October 2014, is entitled to the preferential enterprise income tax rate of 15% from 2014 through 2017. The HNTE status of Tianjin Cyril was renewed in October 2017, and therefore, Tianjin Cyril is entitled to the preferential enterprise income tax rate of 15% from 2017 until 2019.

According to the Notice on the Corporate Income Tax regarding Deepening Implementation of Grand Development of the Western Region issued by the State Administration of Taxation, enterprises located in the western region of the PRC with principal revenue of over 70% generated from encouraged category of western region of the PRC are entitled to a preferential income tax rate of 15% for ten years from January 1, 2011 to December 31, 2020. Chengdu Jumei, which is located within the western region of the PRC and meets the criteria as set forth in the notice, is entitled to the preferential income tax rate of 15% starting from 2013 upon approval by the relevant tax authority.

Reconciliation of the differences between statutory tax rate and the effective tax rate

Substantially all of the Group’s income before tax is from the operations in the PRC. The following table sets forth reconciliation between the statutory CIT rate and the effective tax rate:

	For the Years Ended December 31,
	2015	2016	2017

Statutory income tax rates	25%	25%	(25)%
Effect of preferential tax	(14)%	(5)%	(65)%
Change in valuation allowance	19%	(10)%	161%
Permanent differences	3%	7%	59%
Effect of withholding tax	2%	-	-
Effect on tax rates in different tax jurisdiction	(1)%	1%	51%
Effective tax rate	34%	18%	181%

The permanent differences in 2015 and 2016 were mainly attributable to non-tax deductible share based compensation expenses and impairment of investment security. The permanent differences in 2017 were mainly attributable to non-tax deductible share based compensation expenses, exchange loss and research and development super-deduction.

The aggregate amount of the preferential tax rate were RMB29,226, RMB10,022 and RMB8,605 for 2015, 2016 and 2017, respectively, and the per share effects of the preferential tax rate were RMB0.20, RMB0.11 and RMB0.06 for 2015, 2016 and 2017, respectively.

Deferred tax assets

The following table sets forth the significant components of the Group’s aggregate deferred tax balances:

	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	15,123	48,337
Excess advertising expenses carry forwards	10,787	7,717
Accrued payroll and other expenses	2,585	-
Others	3,028	10,560
Less: valuation allowance	(30,196)	(58,432)
Total deferred tax assets, net	1,327	8,182

Deferred tax liability :
Intangible assets acquired	-	2,595

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that most of these net accumulated operating losses and other deferred tax assets will not be utilized in the future. Therefore, the Group had provided valuation allowances of RMB30,196 and RMB58,432 for the deferred tax assets as of December 31, 2016 and 2017, respectively. The net operating loss carry forwards amounting RMB258,537 as of December 31, 2017 will expire in years 2018 to 2022 if not utilized.

Movement of valuation allowance

	As of December 31,
	2016	2017
	RMB	RMB
Balance at beginning of the year	(58,568)	(30,196)
Current period deduction/(addition)	28,372	(28,236)
Balance at the end of the year	(30,196)	(58,432)

Uncertainty tax position

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized tax benefits associated with the tax positions. As of December 31, 2016 and 2017, the Group did not have any significant unrecognized tax benefit. The Group does not anticipate any significant increase to our liability for unrecognized tax benefit within the next 12 months. Interest and penalties related to income tax matters, if any, is included in income tax  expense.

In general, the PRC tax authority has up to five years to conduct examinations of the Group’s PRC entities’ tax filings. Accordingly, the Group’s PRC entities’ tax years 2012 through 2017 remain open to examination by the PRC taxing authorities.

Withholding tax on undistributed dividends

The CIT Law and its relevant regulations impose a withholding income tax of 10% on dividends distributed from post-2007 earnings by an Foreign Investment Enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE and be able to pass the relevant beneficiary test).

Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

The Group intends to re-invest all earnings generated from its entities in the PRC indefinitely or be subject to a significant withholding tax should its policy change to allow for earnings distribution offshore. As of December 31, 2017, the Group did not record any withholding tax on the earnings of its entities in the PRC as the Company intends to re-invest its earnings amounting RMB1,400,720 for use in the operation and expansion of its business in China. The unrecognized deferred tax liabilities for permanently re-invested earnings of the Group’s entities in the PRC was RMB140,072 as of December 31, 2017.